Annual Total Returns (Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares Participant) (Vanguard Short-Term Corporate Bond Index Fund, Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Annual Total Return
2013	1.37%
2012	5.74%
2011	2.91%